Income and Expenses - Summary of Other Income (Expenses) - Net (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Gains on derivative financial instruments - net (Note 27)	₱ 4,023	₱ 1,198	₱ 2,322
Gain on sale and leaseback of telecom towers - gross of expenses (Note 9)	1,442	7,777	25,852
Interest income	916	1,016	653
Income from prescription of preferred shares redemption liability (Note 19)	71		7,839
Gains on sale of property and equipment	85	468	148
Gain on dilution of shares in MIH (Note 11)			660
Gain on debt modification			295
Foreign exchange gains (losses) - net	(36)	1,149	(4,687)
Equity share in net losses of associates and joint ventures (Note 11)	(990)	(2,806)	(3,304)
Financing costs - net	(15,500)	(13,755)	(11,759)
Others - net	2,195	736	1,078
Total other income (expenses) - net	₱ (7,794)	₱ (4,217)	₱ 19,097